Summary of significant accounting policies - Basis of preparation (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) item	Jun. 30, 2020 GBP (£) item	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 GBP (£)
Basis of preparation
Number of Premier League home matches played | item	1
Number of Premier League away matches played | item	2
Number of FA Cup away matches played | item	1
Number of home matches deferred into next fiscal year | item		4
Number of away matches deferred into next fiscal year | item		6
Number of home Premier League matches deferred into next fiscal year | item		3
Number of away Premier League matches deferred into next fiscal year | item		3
Number of FA Cup matches deferred into next fiscal year | item		1
Number of UEFA Europa League matches deferred into next fiscal year | item		1
Number of UEFA Europa League quarter-final matches deferred into next fiscal year | item		1
Number of UEFA Europa League semi-final matches deferred into next fiscal year | item		1
Net cash inflow/(outflow) from operating activities		£ (3,820,000)	£ 244,784,000	£ 95,250,000
Decrease in cash inflows/outflows from operating activities		(248,600,000)
Cash resources					£ 51,539,000		£ 307,637,000
Incremental borrowing rate (as a percent)						2.22%	2.22%
Right-of-use assets					4,559,000
Lease liability recognized as at 1 July 2019					4,393,000
Operating profit		5,221,000	49,985,000	43,871,000
Loss before tax		20,818,000	£ (27,476,000)	£ (25,833,000)
Increase (decrease) due to adoption of IFRS 16
Basis of preparation
Right-of-use assets							£ 6,000,000
Operating lease commitments disclosed as at 30 June 2019							8,087,000
Discounted using the Group's incremental borrowing rate as at 1 July 2019							6,246,000
Less short term leases not recognized as a liability							(270,000)
Lease liability recognized as at 1 July 2019							£ 5,976,000
Operating profit		100,000
Loss before tax		£ (100,000)
Senior secured notes
Basis of preparation
Notional amount | $	$ 425,000,000					$ 425,000,000
Secured term loan facility
Basis of preparation
Notional amount | $	$ 225,000,000					$ 225,000,000
Undrawn committed revolving facility
Basis of preparation
Undrawn borrowing facilities					£ 150,000,000